CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (24,688)	$ (37,784)	$ (55,844)	$ (55,654)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	555	1,287	2,185	2,865
Amortization of premiums and discounts on marketable securities	(100)	(386)	(481)	(1,230)
Stock-based compensation	648	1,951	2,986	6,335
Noncash operating lease expense	315	288	587	561
Asset impairment	5,077			1,786
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(113)	(1,716)	1,102	2,761
Accounts payable	567	(2,809)	(3,342)	3,023
Accrued liabilities and other liabilities	(4,722)	4,016	4,334	(332)
Lease liabilities	(545)	(488)	(1,005)	(796)
Other long-term liabilities	(72)	(66)	(135)	(124)
Net cash used in operating activities	(23,078)	(35,707)	(49,613)	(40,805)
Cash flows from investing activities:
Sales and maturities of marketable securities	11,086	37,558	52,261	104,228
Purchases of marketable securities		(26,705)	(26,705)	(48,448)
Purchases of property and equipment				(474)
Net cash provided by investing activities	11,086	10,853	25,556	55,306
Cash flows from financing activities:
Proceeds from issuance of common stock		2,000
Net proceeds from at-the-market sales	1,234
Proceeds from exercise of stock options	14			23
Proceeds from shares issued under ESPP	22	19	36	82
Net cash provided by financing activities	1,270	2,019	22,312	144
Net increase (decrease) in cash and cash equivalents	(10,722)	(22,835)	(1,745)	14,645
Cash and cash equivalents - beginning of period	25,982	27,727	27,727	13,082
Cash and cash equivalents - end of period	15,260	4,892	25,982	27,727
Supplemental disclosures of cash flow information:
Cash paid for interest	$ 27	$ 32	62	72
Private Placement
Cash flows from financing activities:
Net proceeds from at-the-market sales			$ 22,276
At-the-market sales
Cash flows from financing activities:
Net proceeds from at-the-market sales				$ 39